RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of accrued compensation

		William	Jerome
	Total	Delgado	Gomolski
Balance December 31, 2022	$141,997	$21,163	$120,834
1-Q 2023 Salary	75,000	60,000	15,000
Payments,	(112,184)	(81,163)	(7,500)
Balance March 31, 2023	$128,334	$(23,521)	$128,334

		William	Jerome
	Total	Delgado	Gomolski
Balance 12/31/2021	$90,834	$0.00	$90,834

2022 Salary	300,000	240,000	60,000
Payments	(248,837)	(218,837)	(30,000)

Balance 12/31/2022	$(141,997)	$(21,163)	$(120,834)

Schedule of accounts payable

	March 31,	December 31,
	2023	2022
RLT Consulting	$21,591	$21,591
Jerry Gomolski	25,000	25,000
Charter 804CS	20,099	20,099
Gary Gray	12,000	12,000
	$78,690	$78,690

	December 31,	December 31,
	2022	2021
Jerry Gomolski	25,000	25,000
Charter 804CS	20,099	20,099
Gary Gray	12,000	12,000
	$57,099	$57,099

Schedule of summary of outstanding and warrants exercisable

Outstanding			Exercisable

	Weighted
	Average	Outstanding
Range of	Number	Remaining	Weighted	Number	Weighted
Exercise	Outstanding	Contractual	Average	Exercisable	Average
Prices	at 12/31/2022	Life (in yrs)	Exercise Price	at 12/31/2022	Exercise Price
$0.01	12,000,000	4	$0.01	12,000,000	$0.01
$0.01	1,000,000	4.1	$0.01	1,000,000	$0.01
$0.01	1,000,000	4.2	$0.01	1,000,000	$0.01
$0.01	1,000,000	4.3	$0.01	1,000,000	$0.01
$0.01	1,000,000	4.4	$0.01	1,000,000	$0.01
$0.01	1,000,000	4.5	$0.01	1,000,000	$0.01
$0.01	1,000,000	4.6	$0.01	1,000,000	$0.01
$0.01	1,000,000	4.7	$0.01	1,000,000	$0.01
$0.01	1,000,000	4.8	$0.01	1,000,000	$0.01
$0.01	1,000,000	4.9	$0.01	1,000,000	$0.01
$0.01	1,000,000	5	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.1	$0.01	1,000,000	$0.01
$0.01	10,000,000	9	$0.01	10,000,000	$0.01
$0.01	20,000,000	8	$0.01	20,000,000	$0.01
$0.03	2,096,875	1	$0.01	2,096,875	$0.01
$0.01	10,750,000	4.8	$0.01	10,750,000	$0.01
$0.01	500,000	3	$0.01	500,000	$0.01
$0.01	100,000	3	$0.01	100,000	$0.01
	66,446,875			66,446,875

All warrants are exercisable at any time through the date of expiration. All agreements provide for the number of shares to be adjusted in the event of a stock split, a reverse stock split, a share exchange or other conversion or exchange event in which case the number of warrants and the exercise price of the warrants shall be adjusted on a proportional basis.

The following is a summary of outstanding and exercisable warrants at December 31, 2021:

Outstanding			Exercisable

	Weighted
	Average	Outstanding
Range of	Number	Remaining	Weighted	Number	Weighted
Exercise	Outstanding	Contractual	Average	Exercisable	Average
Prices	at 12/31/2021	Life (in yrs)	Exercise Price	at 12/31/2021	Exercise Price
$0.01	5,000,000	0.5	0.004	5,000,000	$0.01
$0.01	3,750,000	2.1	0.002	3,750,000	$0.01
$0.01	12,000,000	2	$0.01	12,000,000	$0.01
$0.01	2,500,000	2.8	$0.01	2,500,000	$0.01
$0.01	10,000,000	8.2	$0.01	10,000,000	$0.01
$0.01	20,000,000	8.3	$0.01	20,000,000	$0.01
$0.01	2,096,875	3.6	$0.01	2,096,875	$0.01
$0.01	12,000,000	5	$0.01	12,000,000	$0.01
$0.01	1,000,000	5.1	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.2	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.3	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.4	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.5	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.6	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.7	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.8	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.9	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.1	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.1	$0.01	1,000,000	$0.01
	78,346,875			78,346,875

Schedule of intrinsic value of the restricted stock grant

					December 31, 2022
Name	Date of Grant	Number of Shares	Vest from	Vest To	Vested	Unvested	Forfeited
Mathew Kelley	4/17/13	1,250,000	4/30/13	3/31/14	1,250,000	—	—
	4/17/13	1,250,000	2/28/14	1/31/15	1,250,000	—	—

Richard J. Feldman	4/30/14	500,000	4/30/14	3/30/15	500,000	—	—
		500,000	4/30/15	3/30/16	375,000	—	125,000

Gary Gray	3/7/15	1,000,000	3/7/15	5/30/15	1,000,000	—	—

Ross Trevino	3/7/15	500,000	3/7/15	5/30/15	500,000	—	—
		5,000,000			4,875,000	—	125,000

Schedule of deferred tax assets and liabilities

Net (Income) Loss - book	$5,761,061
Permanent Differences:
Loss on disposal of fixed assets	(97,555)
Change in warrant liability	(993,000)
Change in derivative	(2,090,500)
Debt discount amortization	(1,089,902)
Estimate loss - tax basis	1,490,104

Schedule of Reconciliations between the statutory rate and the effective tax rate

	2022
	Amounts	Rate
Income tax expense at
statutory federal rate of 21%	1,210,000	21%
Permanent Differences
Loss on disposal of Fixed assets	(20,000)	0%
Change in warrant liability	(209,000)	-4%
Change in derivative	(439,000)	8%
Debt discount amortization	(229,000)	-4%
Increase (decrease) in valuation allowance	313,000	-21%
Income tax expense (benefit) at
Company’s effective tax rate	$—	0%

Schedule of Tax Assets Tax Deferred Expense Compensation And Benefits Share Based Compensation Cost

	TOTAL	Activity	TOTAL
	12/31/2021	2022	12/31/2022

Net Operating Loss Carryforward	$21,774,808	$313,000	$22,087,808

NOL tax benefit	$4,004,010	$313,000	$4,317,010

Total Deferred Tax Assets	4,004,010	313,000	4,317,010
Valuation allowance	$(4,004,010)	$(313,000)	$(4,317,010)
	$—	$—	$—

Schedule of Subsequent Events

Date	Category	Description		Shares Issued

1/26/2023	Settlemement Agreement	The Company entered into a Settlement Agreement on January 26, 2023, with 1800 Diagonal Lending LLC f/k/a Sixth Street Lending LLC, in the amount of $550,000. The settlement agreement was set aside and a Agreed Final Order was issued on ? Pursuant to the Final order the following note balances and adjustments were made. Initial Notes entered 2/3/2022 with an initial principal amount of $103,750, adjusted to the sum of $131,096.02, plus interest at the rate of 8% from August 8, 2022, until paid. Note entered 6/14/2022 with a principal amount of $ 202,772.57 adjusted to the sum of $256,218.57, plus interest at the rate of 8 % from August 8, 2022, until paid. Note entered June 14, 2022, with an initial principal of $128,750.00 adjusted to the principal amount of $162,685.42 , plus interest at the of 8 % from August 8,2022 until paid.

2/6/2023	Promissory Note	On February 6, 2023, The Company and Fourth Man, LLC entered into a Securities purchase agreement for a 12% Convertible Note in the aggregate principal of $165,000.00 less an original issue discount of $16,500.00. The note will mature in 12 months from the issue date. The note in convertible into shares of common stock on the Company at a price of $0.01. The Company shall issue 8,250,000 warrants shares at an exercise price of $0.01 and an exercise period of five years from the issue date.

2/7/2023	Notice of Conversion	On February 7,2023, GS Capital Partners, LLC. converted $53,474.63 of principal and $13,885.82 of interest for 6,736,045 shares of common stock.		6,736,045

2/8/2023	Notice of Conversion	On February 8, 2023 Leonite Capital LLC converted $100,000 of principal, interest, and fees for 10,000,000 shares of common stock.		10,000,000

2/21/2023	Notice of Conversion	On February 21, 2023 Leonite Capital LLC converted $150,000 of principal and interest for 15,000,000 shares of common stock.		15,000,000

2/23/2023	Notice of Conversion	On February 23,2023, GS Capital Partners, LLC. converted $65,000.00 of principal and $17,277.53 of interest for 8,277,753 shares of common stock.		8,227,753

3/1/2023	Notice of Conversion	On March I, 2023 Leonite Capital LLC converted $200,000 of principal and interest for 20,000,000 shares of common		20,000,000

3/7/2023	Notice of Conversion	On March 7,2023, GS Capital Partners, LLC. converted $80,000.00 of principal and $21,632.88 of interest for 10,163,288 shares of common stock.		10,163,288

3/17/2023	Notice of Conversion	On March 17, 2023, GS Capital Partners, LLC. converted $85,000 of principal and $23,310.96 of interest for 10,831,096, shares of common stock.		10,831,096

3/22/2023	Second Amendment to Senior Secured Convertible Promissory Note	Amended June 30, 2023, the Company entered into a second amendment to senior secured convertible promissory note, with Leonite Capital LLC

4/18/2023	Notice of Conversion	On April 18, 2023, Leonite Capital LLC converted $150,000 of principal and interest for 15,000,000 shares of common		15,000,000

3/17/2023	Notice of Conversion	On March 17, 2023, Leonite Capital LLC converted $200,000 of principal and interest for 20,000,000 shares of common		20,000,000
			—	115,958,182

				798,168,896
				115,958,182
				914,127,078